T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 4.6%
Entertainment 1.9%
Liberty Media Corp-Liberty Formula
One, Class C (1) 553,139 34,461
Liberty Media Corp-Liberty Live, Class
C (1) 24,866 798
Spotify Technology (1) 393,000 60,773
96,032
Interactive Media & Services 0.4%
Match Group (1) 497,951 19,507
19,507
Media 2.3%
New York Times, Class A  302,000 12,443
Trade Desk, Class A (1) 1,296,000 101,282
113,725
Total Communication Services 229,264
CONSUMER
DISCRETIONARY 11.3%
Automobile Components 0.1%
Mobileye Global, Class A (1) 90,000 3,739
3,739
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 241,000 19,632
Clear Secure, Class A  278,000 5,293
24,925
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment (1) 266,282 12,342
Chipotle Mexican Grill (1) 10,000 18,318
Domino's Pizza  192,039 72,743
Hilton Worldwide Holdings  550,000 82,599
MGM Resorts International  1,191,793 43,810
Yum! Brands  431,162 53,870
283,682
Specialty Retail 4.6%
Bath & Body Works  1,031,000 34,848
Burlington Stores (1) 444,000 60,073
Five Below (1) 225,000 36,202
O'Reilly Automotive (1) 15,000 13,633
Ross Stores  446,000 50,376
Tractor Supply  71,919 14,603
Ulta Beauty (1) 44,000 17,576
227,311
Textiles, Apparel & Luxury
Goods 0.4%
Lululemon Athletica (1) 58,000 22,365
22,365
Total Consumer Discretionary 562,022
CONSUMER STAPLES 4.0%
Beverages 0.4%
Boston Beer, Class A (1) 45,000 17,529
17,529
Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution &
Retail 2.2%
Casey's General Stores  175,000 47,516
Dollar General  47,000 4,973
Dollar Tree (1) 480,000 51,096
Maplebear (1) 78,231 2,323
Maplebear, Acquisition Date: 2/26/21 -
11/19/21, Cost $13,352 (1)(2) 110,449 3,279
109,187
Food Products 0.4%
TreeHouse Foods (1) 489,000 21,311
21,311
Household Products 0.4%
Reynolds Consumer Products  704,000 18,044
18,044
Personal Care Products 0.6%
Kenvue  1,429,043 28,695
28,695
Total Consumer Staples 194,766
ENERGY 4.2%
Energy Equipment & Services 0.3%
TechnipFMC  674,177 13,713
13,713
Oil, Gas & Consumable Fuels 3.9%
Cheniere Energy  405,000 67,214
Coterra Energy  1,022,000 27,645
EQT  1,026,000 41,635
Pioneer Natural Resources  213,000 48,894
Range Resources  179,000 5,802
191,190
Total Energy 204,903
FINANCIALS 7.9%
Capital Markets 4.9%
Cboe Global Markets  53,000 8,279
Intercontinental Exchange  480,000 52,810
KKR  1,155,000 71,148
MarketAxess Holdings  107,000 22,859
Raymond James Financial  311,000 31,234
Tradeweb Markets, Class A  693,000 55,579
241,909
Financial Services 1.2%
FleetCor Technologies (1) 235,000 60,005
60,005
Insurance 1.8%
Assurant  390,000 55,996
Axis Capital Holdings  355,000 20,011
Kemper  120,000 5,044
Markel Group (1) 6,000 8,835
89,886
Total Financials 391,800

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 24.3%
Biotechnology 5.6%
Alnylam Pharmaceuticals (1) 295,000 52,244
Apellis Pharmaceuticals (1) 232,000 8,825
Argenx, ADR (1) 56,000 27,531
Ascendis Pharma, ADR (1) 204,000 19,103
Biogen (1) 160,000 41,122
CRISPR Therapeutics (1) 215,000 9,759
Exact Sciences (1) 257,000 17,533
Ionis Pharmaceuticals (1) 844,000 38,284
Karuna Therapeutics (1) 111,651 18,879
Roivant Sciences (1) 914,499 10,681
Sarepta Therapeutics (1) 161,423 19,568
Seagen (1) 53,000 11,244
274,773
Health Care Equipment &
Supplies 8.2%
Alcon  557,000 42,922
Cooper  149,000 47,384
DENTSPLY SIRONA  443,000 15,133
Enovis (1) 577,000 30,425
Hologic (1) 1,908,000 132,415
ICU Medical (1) 147,000 17,494
QuidelOrtho (1) 380,000 27,755
Teleflex  460,000 90,349
403,877
Health Care Providers &
Services 2.3%
Acadia Healthcare (1) 711,000 49,990
agilon health (1) 1,280,901 22,749
Molina Healthcare (1) 128,000 41,970
114,709
Health Care Technology 1.6%
Veeva Systems, Class A (1) 390,000 79,345
79,345
Life Sciences Tools & Services 5.6%
Agilent Technologies  888,000 99,296
Avantor (1) 3,212,000 67,709
Bruker  977,965 60,927
West Pharmaceutical Services  134,000 50,278
278,210
Pharmaceuticals 1.0%
Catalent (1) 1,046,697 47,656
47,656
Total Health Care 1,198,570
INDUSTRIALS & BUSINESS
SERVICES 17.3%
Aerospace & Defense 2.5%
BWX Technologies  310,000 23,244
Textron  1,311,000 102,441
125,685
Shares $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies 0.3%
Waste Connections  124,000 16,653
16,653
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 414,000 7,555
7,555
Ground Transportation 1.8%
JB Hunt Transport Services  461,000 86,908
86,908
Industrial Conglomerates 1.0%
Roper Technologies  100,000 48,428
48,428
Machinery 5.0%
Esab  556,000 39,042
Fortive  1,061,000 78,684
IDEX  147,000 30,579
Ingersoll Rand  1,519,000 96,791
245,096
Passenger Airlines 0.8%
Southwest Airlines  1,518,000 41,092
41,092
Professional Services 4.8%
Broadridge Financial Solutions  246,436 44,124
Equifax  337,000 61,732
Paylocity Holding (1) 213,000 38,702
TransUnion  711,000 51,043
Verisk Analytics  187,000 44,177
239,778
Trading Companies &
Distributors 0.9%
United Rentals  95,000 42,234
42,234
Total Industrials & Business Services 853,429
INFORMATION
TECHNOLOGY 17.8%
Electronic Equipment, Instruments
& Components 2.6%
Amphenol, Class A  484,000 40,651
Cognex  443,000 18,801
Keysight Technologies (1) 459,000 60,730
Littelfuse  37,000 9,151
129,333
IT Services 0.3%
MongoDB (1) 44,000 15,218
15,218
Semiconductors & Semiconductor
Equipment 7.7%
KLA  112,000 51,370
Lattice Semiconductor (1) 373,000 32,052
Marvell Technology  2,305,000 124,769
Microchip Technology  1,980,000 154,539

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  90,000 17,993
380,723
Software 7.2%
Atlassian, Class A (1) 115,000 23,173
BILL Holdings (1) 222,619 24,170
CCC Intelligent Solutions Holdings (1) 2,755,588 36,787
Confluent, Class A (1) 162,000 4,797
Crowdstrike Holdings, Class A (1) 444,000 74,317
Fair Isaac (1) 58,000 50,375
Fortinet (1) 607,000 35,619
HashiCorp, Class A (1) 74,000 1,689
Klaviyo, Class A (1) 89,962 3,104
PTC (1) 463,691 65,696
Synopsys (1) 48,000 22,030
Tyler Technologies (1) 36,000 13,901
355,658
Total Information Technology 880,932
MATERIALS 5.3%
Chemicals 0.6%
RPM International  330,000 31,287
31,287
Construction Materials 1.2%
Martin Marietta Materials  141,000 57,878
57,878
Containers & Packaging 3.5%
Avery Dennison  354,000 64,665
Ball  1,575,000 78,404
Sealed Air  893,000 29,344
172,413
Total Materials 261,578
REAL ESTATE 1.0%
Real Estate Management &
Development 1.0%
CoStar Group (1) 656,000 50,440
Total Real Estate 50,440
Total Common Stocks (Cost
$3,354,749) 4,827,704
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 3,482
Total Health Care 3,482
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $3,789 (1)(2)(3) 51,566 3,790
Databricks, Series I, Acquisition Date:
9/14/23, Cost $1,250 (1)(2)(3) 17,003 1,250
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 1,031
Total Information Technology 6,071
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,883 (1)(2)(3) 81,901 3,910
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712 (1)(2)(3) 186,841 3,789
Total Materials 7,699
Total Convertible Preferred Stocks
(Cost $25,373) 17,252
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund,
5.40% (4)(5) 84,996,411 84,996
Total Short-Term Investments (Cost
$84,996) 84,996
Total Investments in
Securities 99.8%
(Cost $3,465,118) $ 4,929,952
Other Assets Less Liabilities 0.2% 11,828
Net Assets 100.0% $ 4,941,780
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $20,531 and represents 0.4% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.40% $ — $ — $ 3,706++
Totals $ —# $ — $ 3,706+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Treasury Reserve Fund, 5.40% $ 77,614  ¤  ¤ $ 84,996
Total $ 84,996^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,706 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $84,996.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E116-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,824,425 $ 3,279 $ — $ 4,827,704
Convertible Preferred Stocks — — 17,252 17,252
Short-Term Investments 84,996 — — 84,996
Total $ 4,909,421 $ 3,279 $ 17,252 $ 4,929,952